Transactions with Related Parties, Central Mare (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Transactions with Related Parties [Abstract]
Due from related parties	$ 1,078	$ 351
Related Party [Member] | Central Mare [Member]
Transactions with Related Parties [Abstract]
Due from related parties	1,099	351
Fees and expenses	48	0	$ 0
Related Party [Member] | Central Mare [Member] | General and Administrative Expense [Member]
Transactions with Related Parties [Abstract]
Executive officers and other personnel expenses	$ 48	$ 0	$ 0